Employee Benefits - Summary of Employee Benefits Provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 514,118	₺ 301,459	₺ 222,164
Unused vacation provision	100,495	80,464
Total	₺ 614,613	₺ 381,923